Share-based Compensation - Summary of Restricted Shares Activities (Details) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Vested	(1,812,960)	(190,160)	0
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Beginning balance	9,857,000	24,928,000	14,500,000
Restricted shares, Awarded		2,607,000	10,428,000
Restricted shares, Forfeited		(7,821,000)
Restricted shares, Vested	(6,232,000)	(9,857,000)
Restricted shares, Ending balance	3,625,000	9,857,000	24,928,000
Restricted weighted-average grant date fair value, Beginning balance	$ 0.23	$ 0.23	$ 0.21
Restricted weighted-average grant date fair value, Awarded		0.27	0.26
Restricted weighted-average grant date fair value, Forfeit		0.26
Restricted weighted-average grant date fair value, Vested	0.24	0.22
Restricted weighted-average grant date fair value, Ending balance	$ 0.21	$ 0.23	$ 0.23
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted shares, Beginning balance	4,510,000	0
Restricted shares, Awarded	13,080,200	9,611,020
Restricted shares, Forfeited	(2,308,000)	(5,101,000)
Restricted shares, Vested	(3,018,000)	0
Restricted shares, Ending balance	12,264,000	4,510,000	0
Restricted weighted-average grant date fair value, Beginning balance	$ 0.20	$ 0
Restricted weighted-average grant date fair value, Awarded	0.30	0.22
Restricted weighted-average grant date fair value, Forfeit	0.20	0.24
Restricted weighted-average grant date fair value, Vested	0.19	0
Restricted weighted-average grant date fair value, Ending balance	$ 0.31	$ 0.20	$ 0